Operating segment and geographic data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating segment and geographic data
Revenues	$ 41,848	$ 39,336	$ 37,990
Operational EBITDA	6,075	5,555	6,014
Depreciation and amortization	(1,318)	(1,182)	(995)
Restructuring and restructuring-related expenses	(252)	(180)	(164)
Acquisition-related expenses and certain non-operational items	(181)	(199)	(107)
Foreign exchange/commodity timing differences in income from operations, unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	60	135	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	14	(28)	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(11)	(43)	109
Income from operations	4,387	4,058	4,667
Interest and dividend income	69	73	90
Interest and other finance expense	(390)	(293)	(207)
Income from continuing operations before taxes	4,066	3,838	4,550
Discrete Automation and Motion
Operating segment and geographic data
Revenues	8,909	8,480	8,047
Depreciation and amortization	(285)	(263)	(251)
Low Voltage Products
Operating segment and geographic data
Revenues	7,338	6,276	4,953
Depreciation and amortization	(323)	(250)	(116)
Process Automation
Operating segment and geographic data
Revenues	8,287	7,946	8,078
Depreciation and amortization	(87)	(82)	(83)
Power Products
Operating segment and geographic data
Revenues	9,096	8,987	9,028
Depreciation and amortization	(223)	(209)	(200)
Power Systems
Operating segment and geographic data
Revenues	8,025	7,575	7,833
Depreciation and amortization	(183)	(174)	(144)
Corporate and Other
Operating segment and geographic data
Revenues	193	72	51
Depreciation and amortization	(217)	(204)	(201)
Corporate and Other and Intersegment elimination
Operating segment and geographic data
Operational EBITDA	(328)	(277)	(262)
Intersegment
Operating segment and geographic data
Revenues	(5,476)	(5,009)	(4,949)
Intersegment | Discrete Automation and Motion
Operating segment and geographic data
Revenues	1,006	925	759
Intersegment | Low Voltage Products
Operating segment and geographic data
Revenues	391	362	351
Intersegment | Process Automation
Operating segment and geographic data
Revenues	210	210	222
Intersegment | Power Products
Operating segment and geographic data
Revenues	1,936	1,730	1,841
Intersegment | Power Systems
Operating segment and geographic data
Revenues	350	277	268
Intersegment | Corporate and Other
Operating segment and geographic data
Revenues	1,583	1,505	1,508
Operating
Operating segment and geographic data
Revenues	41,848	39,336	37,990
Operating | Discrete Automation and Motion
Operating segment and geographic data
Revenues	9,915	9,405	8,806
Operational EBITDA	1,783	1,735	1,664
Operating | Low Voltage Products
Operating segment and geographic data
Revenues	7,729	6,638	5,304
Operational EBITDA	1,468	1,219	1,059
Operating | Process Automation
Operating segment and geographic data
Revenues	8,497	8,156	8,300
Operational EBITDA	1,096	1,003	1,028
Operating | Power Products
Operating segment and geographic data
Revenues	11,032	10,717	10,869
Operational EBITDA	1,637	1,585	1,782
Operating | Power Systems
Operating segment and geographic data
Revenues	8,375	7,852	8,101
Operational EBITDA	419	290	743
Operating | Corporate and Other
Operating segment and geographic data
Revenues	$ 1,776	$ 1,577	$ 1,559